Property, Plant and Equipment - Summary of Exploration Drilling Costs Capitalised for Periods Greater Than One Year (Details) $ in Millions	Dec. 31, 2020 USD ($) project well
Disclosure Of Detailed Information About Exploration And Evaluation Assets [Line Items]
Projects, Number | project	52
Projects, Value	$ 2,854
Wells, Number | well	151
Wells, Value	$ 2,854
Between 1 and 5 years
Disclosure Of Detailed Information About Exploration And Evaluation Assets [Line Items]
Projects, Number | project	33
Projects, Value	$ 1,666
Wells, Number | well	80
Wells, Value	$ 1,275
Between 6 and 10 years
Disclosure Of Detailed Information About Exploration And Evaluation Assets [Line Items]
Projects, Number | project	12
Projects, Value	$ 975
Wells, Number | well	47
Wells, Value	$ 1,309
Between 11 and 15 years
Disclosure Of Detailed Information About Exploration And Evaluation Assets [Line Items]
Projects, Number | project	7
Projects, Value	$ 213
Wells, Number | well	21
Wells, Value	$ 217
Between 16 and 20 years
Disclosure Of Detailed Information About Exploration And Evaluation Assets [Line Items]
Projects, Number | project	0
Projects, Value	$ 0
Wells, Number | well	3
Wells, Value	$ 53